NOTE 7. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2012	2011
		As Adjusted – note 2

Prepaid interest expenses	$51	$341
Temporary advances to employees	197	798
Prepaid rent	1,632	1,124
Prepaid other taxes	81	264
Prepaid fuel charges	46	606
Prepaid insurance expenses	1,365	155
Other current assets	1,140	877
Security deposit for lease securitization borrowings	—	7,935
Total	$4,512	$12,100